Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

Income tax expense (benefit) consisted of the following:

	December 31,
	2022	2021
Current
Federal	$-	$-
State	27,446	34,317
Subtotal	27,446	34,317
Deferred
Federal	2,305,034	(1,208,287)
State	10,037	(6,820)
Subtotal	2,315,071	(1,215,107)
Total income tax expense (benefit)	$2,342,517	$(1,180,790)

For the years ended December 31, 2022 and 2021, the effective income tax rate of (20.4)% and 12.91% respectively, differs from the federal statutory rate of 21% primarily due to change in the valuation allowance and the effect of state income taxes, expenses not deductible for income tax purposes and recognition of benefits accruing due to start-up costs of the Company incurred for the period prior to the Business Combination. The Company’s effective income tax rate reconciliation is as follows:

	December 31,
	2022	2021
Federal statutory rate	21.00%	21.00%
Permanent items	(4.94)%	(5.27)%
State and local taxes, net of federal taxes	0.00%	(0.16)%
Deferred rate changes	(0.02)%	0.00%
Change in valuation allowance	(33.88)%	-
Other	(2.56)%	(2.66)%
	(20.4)%	12.91%

The components of the Company’s net deferred tax (liabilities) assets consist of the following:

	December 31,
	2022	2021
Allowance for doubtful accounts	$108,000	$108,000
Accrued expenses	259,000	181,500
Stock compensation	42,400	225,600
Net operating loss carryforward	3,757,700	1,717,400
Accumulated depreciation	(1,320,700)	(2,362,800)
Deferred revenue	573,500	867,900
Lease liability	229,300	-
Other miscellaneous items	35,900	1,400
Right-of-use asset	(229,300)	-
Start-up costs	1,462,700	1,575,907
Total deferred tax assets	4,918,500	2,314,907
Valuation allowance	(4,918,500)	-
Deferred tax assets, net	$-	$2,314,907

As of December 31, 2022, the Company had $17,034,462 federal net operating losses (“NOL”), all remaining from 2019 and onwards and accordingly available to offset future taxable income indefinitely, however they are subject to an 80% of taxable income limitation for all periods after January 1, 2021. It is possible that Internal Revenue Code (IRC) Section 382 may apply to these losses and limit their ability to be used in future periods. The analysis thereof has not yet been performed. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the United States. The CARES Act contains several tax provisions, including modifications to the NOL and business interest limitations as well as a technical correction to the recovery period for qualified improvement property. The Company has evaluated these provisions in the CARES Act and does not expect a material impact to its tax provision, except for the 80% of taxable income limitation on the future utilization of the Company’s NOLs.

The Business Combination consummated on November 20, 2020 was treated as a double-merger for tax reporting purposes. For tax purposes, Onyx filed a short period final return for the year ended November 20, 2020 and the Company filed a full calendar year return for the year ended December 31, 2020. For purposes of Section 382 of the Internal Revenue Code, the Company expects that all tax attributes will continue to be available as more than 50% of its equity continued to be held by the original shareholders of Onyx.

The Company does not currently anticipate any significant increase or decrease in the total amount of unrecognized tax benefits within the next twelve months.

None of the Company’s U.S. federal or state income tax returns are currently under examination by the Internal Revenue Service (the “IRS”) or state authorities. However, fiscal years 2018 and later remain subject to examination by the IRS and respective states.